Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco Santander, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	Advisory services	Advisory services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	18,929	15,999
Account receivable
Account payable	$ 18,715	$ 1,642
Santander Back-Offices Globales Mayoristas, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	Servicios de BackOffice	BackOffice services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	3,216	3,059
Account receivable
Account payable
Santander Chile Holding S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases	Leases
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 255	$ 234
Expenses
Account receivable	2	234
Account payable
Santander Factoring S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases, Custody and gateway	Leases, Custody and gateway
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 42	$ 39
Expenses	418	423
Account receivable	20	39
Account payable	$ 51	$ 133
Gesban Santander Servicios Profesionales Contables Limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Accounting services	Accounting services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 60	$ 60
Expenses	1,104	1,019
Account receivable		60
Account payable		$ 523
Santander Global Services, S.L. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Spain
Nature of relationship with the Bank	Group
Type of service	Advisory services
Term	Monthly
Renewal	Contractual
Income
Expenses	639
Account receivable
Account payable
Santander Investment Chile Limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases	Leases
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	4,725	4,381
Account receivable
Account payable	$ 29	$ 26
Santander Global Technology and Operations Chile limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	IT Services	IT Services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	306	258
Account receivable
Account payable	$ 9
Universia Chile, S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Institucional services	Institucional services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 4	$ 8
Expenses	377	341
Account receivable		8
Account payable
Aquanima Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Procurement Services	Procurement Services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	1,943	1,710
Account receivable
Account payable	$ 112
Santander Asset Management S.A. Administradora General de Fondos [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	Leases and others	Leases and others
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	676	626
Account receivable	747
Account payable	$ 78	$ 78
Centro de Compensación Automatizado, S.A.[Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Associated	Group
Type of service	Derivatives clearing	Derivatives clearing
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	3,615	2,184
Account receivable
Account payable
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.[Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Associated	Group
Type of service	Card operator	Card operator
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	646	632
Account receivable
Account payable
Zurich Santander Seguros Generales Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Associated	Group
Type of service	Sale channel service	Commercial agreements
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income	$ 205	$ 187
Expenses
Account receivable	1,667	187
Account payable
F1rst Tecnologia e Inovação Ltda.[Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Brazil
Nature of relationship with the Bank	Group
Type of service	IT Services and Service desk
Term	Monthly
Renewal	Contractual
Income
Expenses	8,723
Account receivable
Account payable
Santander Global Technology and Operations, S.L. Unipersonal [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	IT Services and Operations	IT Services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	52,948	49,744
Account receivable
Account payable
PagoNxt Trade Services, S.L. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Spain	Spain
Nature of relationship with the Bank	Group	Group
Type of service	Digital payments	Digital payments
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	400	284
Account receivable
Account payable
Mercury Trade Finance Solutions, S.p.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile	Chile
Nature of relationship with the Bank	Group	Group
Type of service	IT Services	IT Services
Term	Monthly	Monthly
Renewal	Contractual	Contractual
Income
Expenses	183	256
Account receivable
Account payable
PagoNxt Trade Chile SpA [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country	Chile
Nature of relationship with the Bank	Group
Type of service	Data processing and transmission
Term	Monthly
Renewal	Contractual
Income	$ 31
Expenses	1,680
Account receivable	31
Account payable	$ 1,680
Santander Gestión de Recaudación y Cobranzas Ltda. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Chile
Nature of relationship with the Bank		Group
Type of service		Leases and collection
Term		Monthly
Renewal		Contractual
Income		$ 408
Expenses		180
Account receivable		408
Account payable		$ 14
Santander Global Facilities, S.L. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Spain
Nature of relationship with the Bank		Group
Type of service		Advisory services
Term		Monthly
Renewal		Contractual
Income
Expenses		341
Account receivable
Account payable
Santander Corredores De Bolsa Limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Chile
Nature of relationship with the Bank		Group
Type of service		Leases
Term		Monthly
Renewal		Contractual
Income		$ 65
Expenses		226
Account receivable		65
Account payable		$ 29
Santander Consumer Finance Limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Chile
Nature of relationship with the Bank		Group
Type of service		Advisory services and others
Term		Monthly
Renewal		Contractual
Income		$ 70
Expenses
Account receivable		70
Account payable
Sociedad Operadora De Tarjetas De Pago Santander Getnet Chile S.A. [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Chile
Nature of relationship with the Bank		Group
Type of service		Leases
Term		Monthly
Renewal		Contractual
Income		$ 415
Expenses
Account receivable		415
Account payable
Santander Corredora de Seguros Limitada [Member]
Transactions With Related Parties (Details) - Schedule of Business Operations of the Bank With their Clients [Line Items]
Country		Chile
Nature of relationship with the Bank		Group
Type of service		Insurance broker
Term		Monthly
Renewal		Contractual
Income		$ 87
Expenses
Account receivable		87
Account payable